LEASES (Tables)	12 Months Ended
Dec. 31, 2019
LEASES
Summary of total operating lease expenses

For the year ended
December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	15,514
Right-of-use assets obtained in exchange for new lease obligations:	25,685
Weighted average remaining lease term	9.03 years
Weighted average discount rate	6.6%

Summary of maturity analysis of the annual undiscounted cash flows

Years ending December 31,
2020	17,479
2021	13,543
2022	11,705
2023	12,606
2024	10,675
2025 and thereafter	53,826
Less: imputed interest	32,423
Total	87,411

Summary of future minimum payments under non-cancelable operating leases under ASC 840

Years ending December 31,
2019	16,607
2020	15,075
2021	13,155
2022	12,002
2023	10,913
2024 and thereafter	64,845
132,597